Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering
Initial Public Offering

3. Initial Public Offering.

Public Units

On March 13, 2020, the Company consummated its Initial Public Offering of 23,000,000 Units, including 3,000,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $230.0 million, and incurring offering costs of approximately $10.4 million, inclusive of approximately $6.3 million in deferred underwriting commissions. Of the Units sold in the Initial Public Offering, 5,000,000 Units were purchased by certain domestic private pooled investment vehicles managed by Deerfield Management Company, L.P. and its affiliates (the “Deerfield Funds”).

Each Unit consists of one of the Company’s shares of Class A common stock, $0.0001 par value, and one-fourth of one redeemable warrant (the “Warrants”). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. The exercise price and number of shares of Class A common stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation.

Note 4 —Initial Public Offering

Public Units

On March 13, 2020, the Company consummated its Initial Public Offering of 23,000,000 Units, including 3,000,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $230.0 million, and incurring offering costs of approximately $10.4 million, inclusive of approximately $6.3 million in deferred underwriting commissions. Of the Units sold in the Initial Public Offering, 5,000,000 Units were purchased by certain domestic private pooled investment vehicles managed by Deerfield Management Company, L.P. and its affiliates (the “Deerfield Funds”).

Each Unit consists of one of the Company’s shares of Class A common stock, $0.0001 par value, and one-fourth of one redeemable warrant (the “Warrants”). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. The exercise price and number of shares of Class A common stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation.